Note 12 - Deferred Share Units (Details) - Deferred Share Units - USD ($)	12 Months Ended
	Nov. 30, 2015	Nov. 30, 2014	Nov. 30, 2013
Note 12 - Deferred Share Units (Details) - Deferred Share Units [Line Items]
Additional paid in capital	$ 464,804	$ 510,216
Deferred Share Units [Member]
Note 12 - Deferred Share Units (Details) - Deferred Share Units [Line Items]
Additional paid in capital	$ 29,056	$ 20,807	$ 39,547
Additional paid in capital	10,993	5,968	20,591
Accrued liability	$ 8,051	$ 3,759	$ 9,181
Accrued liability	4,272	1,338	2,325